FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2013
Financial Expenses and Income [Abstract]
Interest and Other Income [Text Block]

NOTE 13: — FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2013	2012	2011
Financial expenses:
Interest expense due to amortization of convertible notes	$202	$898	$—
Issuance expenses	40	137	—
Exchange rate	35	—	—
Other	7	6	9
	284	1,041	9
Financial income:
Changes in values of deferred shares and liability related to warrants	(270)	(418)	(120)
Exchange rate	—	(22)	(17)
	(270)	(440)	(137)
	$14	$601	$(128)